Schedule of Investments (unaudited) May 31, 2019	iShares® Currency Hedged MSCI Canada ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.7%
iShares MSCI Canada ETF(a)	1,371,502	$37,483,149

Total Investment Companies — 99.7% (Cost: $38,172,666)		37,483,149

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(a)(b)	20,510	20,510

Total Short-Term Investments — 0.1% (Cost: $20,510)		20,510

Total Investments in Securities — 99.8% (Cost: $38,193,176)		37,503,659

Other Assets, Less Liabilities — 0.2%		75,567

Net Assets — 100.0%		$37,579,226

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased		Shares Sold		Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,342,477	—		(2,342,477	)(a)	—	$—	$7,188	(b)	$1,797	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,881	17,629	(a)	—		20,510	20,510	2,506		—	—
iShares MSCI Canada ETF	184,171	1,795,351		(608,020)		1,371,502	37,483,149	436,120		(647,746)	(759,094)

							$37,503,659	$445,814		$(645,949)	$(759,094)

(a) Net of purchases and sales.

(b) Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	38,995,814	CAD	52,483,000	MS	06/04/19	$164,636
CAD	1,680,000	USD	1,243,662	MS	07/02/19	260
USD	38,936,348	CAD	52,483,000	MS	07/02/19	76,371

						241,267

CAD	52,483,000	USD	38,907,454	MS	06/04/19	(76,276)

	Net unrealized appreciation					$164,991

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

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Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Currency Hedged MSCI Canada ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$37,483,149	$—	$—	$37,483,149
Money Market Funds	20,510	—	—	20,510

	$37,503,659	$—	$—	$37,503,659

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$241,267	$—	$241,267
Liabilities
Forward Foreign Currency Exchange Contracts	—	(76,276)	—	(76,276)

	$—	$164,991	$—	$164,991

(a) Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

CAD	Canadian Dollar

USD	United States Dollar

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